Borrowings and financing (Details 4) - I F C 2025 [Member] R$ in Thousands	1 Months Ended
Jun. 30, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount	R$ 3,372,828
Dollar [Member]
IfrsStatementLineItems [Line Items]
Amount (Currency of Origin)	350,000
Amount	R$ 1,973,650
Rate	SOFR + 1.80% p.a.
Hedge Cost	DI + 0.85%% p.a.
Maturity	2032
Euro [Member]
IfrsStatementLineItems [Line Items]
Amount (Currency of Origin)	R$ 220,000
Amount	R$ 1,399,178
Rate	EURIBOR + 1.85% p.a.
Hedge Cost	DI + 1.20% p.a.
Maturity	2035